American Century Investments®
Quarterly Portfolio Holdings
One Choice® Blend+ 2015 Portfolio
April 30, 2022

One Choice Blend+ 2015 Portfolio - Schedule of Investments
APRIL 30, 2022 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
UNDERLYING FUNDS(1) — 100.0%
Domestic Fixed Income Funds — 47.1%
Avantis Core Fixed Income Fund G Class	77,150	680,467
Avantis Short-Term Fixed Income Fund G Class	16,751	157,631
Inflation-Adjusted Bond Fund G Class	9,991	122,495
NT High Income Fund G Class	10,554	94,987
Short Duration Inflation Protection Bond Fund G Class	14,419	158,316
		1,213,896
Domestic Equity Funds — 29.3%
American Century Low Volatility ETF	3,007	131,667
Avantis U.S. Equity Fund G Class	15,626	213,141
Avantis U.S. Small Cap Value Fund G Class	1,586	22,967
Focused Dynamic Growth Fund G Class	2,980	132,598
Focused Large Cap Value Fund G Class	17,644	176,441
Heritage Fund G Class	503	11,184
Mid Cap Value Fund G Class	2,714	45,110
Small Cap Growth Fund G Class	1,151	21,782
		754,890
International Fixed Income Funds — 13.1%
Emerging Markets Debt Fund G Class	3,388	30,558
Global Bond Fund G Class	32,520	307,966
		338,524
International Equity Funds — 10.5%
Avantis International Equity Fund G Class	10,520	112,883
Focused International Growth Fund G Class	3,695	59,226
Global Real Estate Fund G Class	2,010	27,917
Non-U.S. Intrinsic Value Fund G Class	8,078	71,810
		271,836
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $2,832,749)		2,579,146
OTHER ASSETS AND LIABILITIES†		(379)
TOTAL NET ASSETS — 100.0%		$2,578,767

NOTES TO SCHEDULE OF INVESTMENTS
†Category is less than 0.05% of total net assets.
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in varying combinations of other mutual funds and exchange-traded funds advised by American Century Investments (the underlying funds). The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com, avantisinvestors.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Open-end management investment companies are valued at their reported NAV. Exchange-traded funds are listed or traded on a domestic securities exchange and are valued at the last reported sales price or at the official closing price as provided by the exchange.

3. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the period ended April 30, 2022 follows (amounts in thousands):

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
Avantis Core Fixed Income Fund	$47	$816	$112	$(71)	$680	77	$(7)	$5
Avantis Short-Term Fixed Income Fund	11	175	21	(7)	158	17	(1)	1
Inflation-Adjusted Bond Fund	9	140	23	(4)	122	10	(1)	1
NT High Income Fund	6	107	9	(9)	95	11	(1)	2
Short Duration Inflation Protection Bond Fund	11	174	28	1	158	14	—	1
American Century Low Volatility ETF	8	149	16	(9)	132	3	(1)	—
Avantis U.S. Equity Fund	14	258	36	(23)	213	16	(2)	—
Avantis U.S. Small Cap Value Fund	1	25	1	(2)	23	2	—	—
Focused Dynamic Growth Fund	9	183	28	(31)	133	3	(5)	1
Focused Large Cap Value Fund(3)	11	211	28	(18)	176	18	(3)	17
Heritage Fund(3)	1	14	1	(3)	11	1	—	—
Mid Cap Value Fund(3)	3	50	3	(5)	45	3	—	4
Small Cap Growth Fund	1	27	1	(5)	22	1	—	1
Emerging Markets Debt Fund	2	36	3	(4)	31	3	—	—
Global Bond Fund	22	354	44	(24)	308	33	(3)	3
Avantis International Equity Fund	7	129	9	(14)	113	11	(1)	1
Focused International Growth Fund	4	73	4	(14)	59	4	(1)	—
Global Real Estate Fund(3)	2	33	2	(5)	28	2	—	4
Non-U.S. Intrinsic Value Fund	5	82	6	(9)	72	8	—	1
	$174	$3,036	$375	$(256)	$2,579	237	$(26)	$42
(1)Underlying fund investments represent G Class, except American Century Low Volatility ETF.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
(3)During the period ended April 30, 2022, the fund received the shares of the NT fund of the same name through a tax-free reorganization. The transactions presented for the period include activity from both underlying funds. Additional information is available at americancentury.com.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.